Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Australia: 8.2%
1,133		ASX Ltd.	$ 64,184	0.6
19,385		Aurizon Holdings Ltd.	55,013	0.5
14,808		AusNet Services Ltd.	19,804	0.2
6,384		Australia & New Zealand Banking Group Ltd.	129,969	1.2
2,028		BHP Group Ltd.	79,657	0.7
7,156		Brambles Ltd.	61,267	0.6
208		CSL Ltd.	44,281	0.4
5,094		Fortescue Metals Group Ltd.	93,080	0.8
4,153		Goodman Group	69,073	0.6
17,490		Medibank Pvt Ltd.	42,656	0.4
1,724		Rio Tinto Ltd.	168,969	1.5
4,003		Telstra Corp., Ltd.	11,150	0.1
1,407		Wesfarmers Ltd.	63,437	0.6
			902,540	8.2

		Austria: 0.3%
703		OMV AG	37,958	0.3

		Belgium: 0.6%
115		Groupe Bruxelles Lambert S.A.	13,380	0.1
445		UCB S.A.	48,130	0.5
			61,510	0.6

		China: 0.6%
21,500		BOC Hong Kong Holdings Ltd.	69,043	0.6

		Denmark: 2.7%
13		AP Moller - Maersk A/S - Class B	36,078	0.3
3,393		Danske Bank A/S	59,466	0.5
248		DSV PANALPINA A/S	60,454	0.5
913		Novozymes A/S	71,729	0.7
3,005		Tryg A/S	74,268	0.7
			301,995	2.7

		Finland: 2.8%
1,107		Elisa OYJ	71,149	0.7
920		Kone Oyj	76,201	0.7
9,727		Nordea Bank Abp	113,907	1.0
1,003		Orion Oyj	42,693	0.4
			303,950	2.8

		France: 8.6%
655		Air Liquide SA	113,911	1.0
1,159		BNP Paribas	70,675	0.7
936		Bouygues SA	36,075	0.3
699		Bureau Veritas SA	23,084	0.2
585		Cie de Saint-Gobain	41,815	0.4
501		Cie Generale des Etablissements Michelin SCA	81,835	0.8
1,330		Dassault Systemes SE	73,366	0.7
4,107		Engie SA	54,768	0.5
158		Iliad SA	34,050	0.3
526		Legrand S.A.	59,278	0.5
6,289		Orange SA	69,991	0.6
1,326		Sanofi	136,676	1.2
329		Schneider Electric SE	55,104	0.5
1,320		SCOR SE	36,863	0.3
207		SEB SA	34,395	0.3
866		Vivendi SE	29,259	0.3
			951,145	8.6

		Germany: 8.9%
833		Bayerische Motoren Werke AG	82,827	0.8
940		Daimler AG	83,885	0.8
367		Deutsche Boerse AG	61,239	0.6
2,143		Deutsche Post AG	145,234	1.3
5,650		Deutsche Telekom AG	117,261	1.1
902		E.ON AG	11,089	0.1
431		GEA Group AG	19,111	0.2
418		Hannover Rueck SE	70,259	0.6
371		LEG Immobilien SE	58,636	0.5
148		Merck KGaA	30,296	0.3
169		Muenchener Rueckversicherungs-Gesellschaft AG	45,600	0.4
1,034		RWE AG	36,765	0.3
352		Siemens AG	54,924	0.5
473		Symrise AG	69,744	0.6
9,268		Telefonica Deutschland Holding AG	24,982	0.2
1,006		Vonovia SE	66,979	0.6
			978,831	8.9

		Hong Kong: 3.1%
5,500		CK Infrastructure Holdings Ltd.	33,203	0.3
8,000		CLP Holdings Ltd.	82,492	0.7
11,000		HK Electric Investments & HK Electric Investments Ltd. - Stapled Security	11,156	0.1
23,000		HKT Trust & HKT Ltd. - Stapled Security	31,263	0.3
900		Hong Kong Exchanges and Clearing Ltd.	57,519	0.5
6,500		Hongkong Land Holdings Ltd. - HKHGF	29,490	0.3
11,500		Power Assets Holdings Ltd.	74,350	0.7
2,000		Sun Hung Kai Properties Ltd.	28,611	0.2
			348,084	3.1

		Ireland: 0.6%
874		CRH PLC	43,682	0.4
426		Smurfit Kappa PLC	24,032	0.2
			67,714	0.6

		Israel: 1.4%
8,011	(1)	Bank Hapoalim BM	63,751	0.6
8,750	(1)	Bank Leumi Le-Israel BM	66,861	0.6
5,182	(1)	Israel Discount Bank Ltd.	24,275	0.2
			154,887	1.4

		Italy: 5.8%
4,386		Assicurazioni Generali S.p.A.	87,449	0.8
2,652		Enel S.p.A.	24,440	0.2

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Italy: (continued)
8,097		ENI S.p.A.	$ 95,752	0.9
3,572	(1)	FinecoBank Banca Fineco SpA	63,962	0.6
40,979		Intesa Sanpaolo SpA	113,207	1.0
4,908	(2)	Poste Italiane SpA	64,945	0.6
718		Recordati Industria Chimica e Farmaceutica SpA	44,410	0.4
10,819		Snam SpA	65,442	0.6
9,615		Terna SPA	76,309	0.7
			635,916	5.8

		Japan: 23.9%
3,200		Ajinomoto Co., Inc.	81,526	0.7
1,800		Capcom Co., Ltd.	49,492	0.5
900		Chubu Electric Power Co., Inc.	10,801	0.1
1,500		Dai Nippon Printing Co., Ltd.	35,348	0.3
100		Daito Trust Construction Co., Ltd.	11,749	0.1
1,500		Daiwa House Industry Co., Ltd.	45,990	0.4
18,400		ENEOS Holdings, Inc.	77,291	0.7
1,400		Honda Motor Co., Ltd.	44,965	0.4
500		Hoya Corp.	70,585	0.6
2,800		Idemitsu Kosan Co., Ltd.	65,912	0.6
2,600		Itochu Corp.	76,958	0.7
5,600		Japan Post Bank Co. Ltd.	47,531	0.4
4,200		Japan Tobacco, Inc.	82,069	0.7
400		KDDI Corp.	12,233	0.1
200		Konami Holdings Corp.	11,077	0.1
600		Lawson, Inc.	30,156	0.3
1,500		Lixil Corp.	40,935	0.4
2,800		Mitsubishi Corp.	78,537	0.7
26,700		Mitsubishi UFJ Financial Group, Inc.	141,048	1.3
5,100		Mizuho Financial Group, Inc.	72,877	0.7
1,400		MS&AD Insurance Group Holdings, Inc.	43,275	0.4
600		NEC Corp.	30,430	0.3
100		Nintendo Co., Ltd.	51,410	0.5
200		Nippon Shinyaku Co., Ltd.	15,046	0.1
3,900		Nippon Telegraph & Telephone Corp.	99,872	0.9
300		Nitori Co., Ltd.	57,023	0.5
400		Nitto Denko Corp.	29,719	0.3
1,500		Nomura Real Estate Holdings, Inc.	37,195	0.3
3,400		Osaka Gas Co., Ltd.	63,521	0.6
1,100		Otsuka Holdings Co. Ltd.	43,724	0.4
100		Rohm Co., Ltd.	9,756	0.1
1,000		Santen Pharmaceutical Co., Ltd.	13,550	0.1
900		Secom Co., Ltd.	68,122	0.6
3,200		Sekisui House Ltd.	63,378	0.6
100		SMC Corp.	59,447	0.5
8,300		SoftBank Corp.	108,408	1.0
700		Sohgo Security Services Co., Ltd.	32,732	0.3
4,600		Sumitomo Corp.	62,514	0.6
2,700		Sumitomo Electric Industries Ltd.	38,358	0.4
3,300		Sumitomo Mitsui Financial Group, Inc.	111,240	1.0
2,200		Sumitomo Mitsui Trust Holdings, Inc.	72,217	0.7
2,500		T&D Holdings, Inc.	31,987	0.3
3,400		Tohoku Electric Power Co., Inc.	25,759	0.2
1,500		Tokio Marine Holdings, Inc.	71,492	0.6
2,100		Tokyo Gas Co., Ltd.	39,750	0.4
500		Toyo Suisan Kaisha Ltd.	19,089	0.2
300		Toyota Industries Corp.	25,166	0.2
1,200		Trend Micro, Inc.	62,476	0.6
500		Tsuruha Holdings, Inc.	59,032	0.5
1,400		Welcia Holdings Co. Ltd.	47,656	0.4
2,400		Yamada Holdings Co. Ltd.	11,339	0.1
1,700		Yamato Holdings Co., Ltd.	48,994	0.4
			2,640,757	23.9

		Netherlands: 3.5%
62		ASM International NV	22,004	0.2
1,934		Koninklijke Ahold Delhaize NV	60,118	0.5
321		Koninklijke DSM NV	64,708	0.6
5,253		Koninklijke KPN NV	17,237	0.2
1,066		Koninklijke Philips NV	49,153	0.4
605		Koninklijke Vopak NV	25,617	0.2
1,005		Randstad NV	72,914	0.7
705		Wolters Kluwer NV	80,373	0.7
			392,124	3.5

		New Zealand: 0.4%
551		Fisher & Paykel Healthcare Corp. Ltd.	12,128	0.1
9,379		Spark New Zealand Ltd.	30,958	0.3
			43,086	0.4

		Norway: 0.7%
595		Gjensidige Forsikring ASA	13,616	0.1
3,561		Orkla ASA	32,342	0.3
503		Yara International ASA	26,511	0.3
			72,469	0.7

		Portugal: 0.1%
1,549		Galp Energia SGPS SA	15,105	0.1

		Singapore: 1.4%
8,700		Mapletree Logistics Trust	13,546	0.1
3,400		Oversea-Chinese Banking Corp., Ltd.	30,761	0.3
7,100		Singapore Exchange Ltd.	62,125	0.6
15,500		Singapore Telecommunications Ltd.	25,979	0.2
600		United Overseas Bank Ltd.	11,600	0.1
800		Venture Corp. Ltd.	11,221	0.1
			155,232	1.4

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Spain: 1.6%
1,776	Enagas	$ 40,791	0.4
2,639	Endesa S.A.	64,103	0.6
2,441	Red Electrica Corp. SA	48,353	0.4
2,270	Repsol SA	24,863	0.2
		178,110	1.6

	Sweden: 1.2%
479	Epiroc AB	11,185	0.1
1,745	Lundin Energy AB	54,399	0.5
3,751	Swedish Match AB	33,590	0.3
1,856	Tele2 AB	27,263	0.2
2,498	Telia Co. AB	10,957	0.1
		137,394	1.2

	Switzerland: 5.0%
55	EMS-Chemie Holding AG	60,971	0.6
48	Geberit AG - Reg	39,412	0.4
1,411	Holcim Ltd.	82,715	0.8
474	Nestle SA	60,022	0.5
1,131	Novartis AG	104,593	0.9
173	Roche Holding AG	66,832	0.6
333	Zurich Insurance Group AG	134,257	1.2
		548,802	5.0

	United Kingdom: 15.9%
3,733	3i Group PLC	66,348	0.6
1,194	Admiral Group Plc	56,403	0.5
414	Anglo American PLC	18,346	0.2
16,990	Aviva PLC	91,248	0.8
5,992	BAE Systems PLC	48,041	0.4
24,936	Barclays PLC	60,323	0.6
25,842	BP PLC	103,731	0.9
2,439	British American Tobacco PLC	90,713	0.8
180	Croda International PLC	21,071	0.2
12,577	Direct Line Insurance Group PLC	51,990	0.5
1,562	Evraz PLC	13,346	0.1
196	Ferguson PLC	27,477	0.3
9,555	GlaxoSmithKline PLC	188,653	1.7
485	Hargreaves Lansdown PLC	11,000	0.1
1,183	Hikma Pharmaceuticals PLC	43,501	0.4
4,094	Imperial Brands PLC	87,654	0.8
16,852	J Sainsbury Plc	66,361	0.6
456	London Stock Exchange Group PLC	47,548	0.4
16,208	M&G PLC	50,752	0.5
8,375	Natwest Group PLC	23,506	0.2
1,808	Persimmon PLC	72,931	0.7
3,775	Phoenix Group Holdings PLC	35,575	0.3
969	Reckitt Benckiser Group PLC	74,129	0.7
7,538	Sage Group PLC/The	73,476	0.7
5,825	Segro PLC	98,468	0.9
11,819	Standard Chartered PLC	70,853	0.6
83	Unilever PLC - ULVRL	4,777	0.0
915	Unilever PLC	52,741	0.5
1,302	United Utilities Group PLC	19,386	0.2
50,747	Vodafone Group PLC	81,599	0 .7
		1,751,947	15 .9

	Total Common Stock
	(Cost $9,460,904)	10,748,599	97 .3

EXCHANGE-TRADED FUNDS: 1.6%
3,513	iShares MSCI EAFE Value Index ETF	181,341	1 .6

	Total Exchange-Traded Funds
	(Cost $186,327)	181,341	1 .6

PREFERRED STOCK: 0.4%
	Germany: 0.4%
294	Fuchs Petrolub AG	14,650	0 .1
269	Henkel AG & Co. KGaA	27,272	0 .3

	Total Preferred Stock
	(Cost $41,366)	41,922	0 .4

	Total Long-Term Investments
	(Cost $9,688,597)	10,971,862	99 .3

SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
40,000	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $40,000)	40,000	0 .4

	Total Short-Term Investments
	(Cost $40,000)	40,000	0 .4

Total Investments in Securities (Cost $9,728,597)	$11,011,862	99 .7
Assets in Excess of Other Liabilities	37,264	0 .3
Net Assets	$11,049,126	100 .0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of July 31, 2021.

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2021 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	25 .4%
Industrials	13 .6
Materials	9 .0
Health Care	8 .6
Consumer Staples	8 .3
Communication Services	8 .3
Utilities	7 .3
Consumer Discretionary	6 .0%
Energy	4 .5
Real Estate	4 .2
Information Technology	2 .5
Exchange-Traded Funds	1 .6
Short-Term Investments	0 .4
Assets in Excess of Other Liabilities	0 .3
Net Assets	100 .0%

Portfolio holdings are subject to change daily.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$902,540	$–	$902,540
Austria	–	37,958	–	37,958
Belgium	–	61,510	–	61,510
China	–	69,043	–	69,043
Denmark	–	301,995	–	301,995
Finland	–	303,950	–	303,950
France	–	951,145	–	951,145
Germany	–	978,831	–	978,831
Hong Kong	–	348,084	–	348,084
Ireland	–	67,714	–	67,714
Israel	–	154,887	–	154,887
Italy	–	635,916	–	635,916
Japan	–	2,640,757	–	2,640,757
Netherlands	–	392,124	–	392,124
New Zealand	–	43,086	–	43,086
Norway	–	72,469	–	72,469
Portugal	–	15,105	–	15,105
Singapore	–	155,232	–	155,232
Spain	–	178,110	–	178,110
Sweden	11,185	126,209	–	137,394
Switzerland	–	548,802	–	548,802
United Kingdom	52,741	1,699,206	–	1,751,947
Total Common Stock	63,926	10,684,673	–	10,748,599
Exchange-Traded Funds	181,341	–	–	181,341
Preferred Stock	–	41,922	–	41,922
Short-Term Investments	40,000	–	–	40,000
Total Investments, at fair value	$285,267	$10,726,595	$–	$11,011,862
Other Financial Instruments+
Forward Foreign Currency Contracts	–	– *	–	– *
Total Assets	$285,267	$10,726,595	$–	$11,011,862
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1)	$–	$(1)
Total Liabilities	$–	$(1)	$–	$(1)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	Amount rounds to zero.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2021 (Unaudited) (Continued)

At July 31, 2021, the following forward foreign currency contracts were outstanding for Voya International High Dividend Low Volatility Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR 1,670	GBP 82	Citigroup Global Markets	08/02/21	$– *
USD 113	ZAR 1,671	The Bank of New York Mellon	08/02/21	(1)
				$(1)

*	Amount rounds to zero.

Currency Abbreviations
GBP	-	British Pound
USD	-	United States Dollar
ZAR	-	South African Rand

At July 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $9,752,279.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,520,150
Gross Unrealized Depreciation	(260,268)

Net Unrealized Appreciation	$1,259,882